Note 4 - Significant accounting matters	6 Months Ended
Jun. 30, 2022
Notes To Financial Statements [Abstract]
Significant accounting matters
4.	Significant accounting matters
4.1	Going Concern

Management assessed Sono Group’s ability to continue as a going concern, evaluating whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern using all information available about the future, focusing on the twelve-month period following the issuance date of the interim condensed consolidated financial statements.

Historically, Sono Group has financed its operations primarily through capital raises and loans from shareholders and private investors (including its IPO in November 2021 and a second public offering in May 2022) as well as through advance payments received from customers. Since inception, Sono Group has incurred recurring losses and negative cash flows from operations, including accumulated net losses of kEUR 208,096 as of June 30, 2022, and expects to continue to generate operating losses and negative cash flows from operations for the foreseeable future.

In November 2021, Sono Group received net proceeds from its IPO in the amount of kEUR 142,334. At that time, Sono Management planned and disclosed that the proceeds were to be used to finalize the development of the prototype SVC3 and to maintain liquidity of the Company until May 2023 (including a reserve sufficient to cover any potential repayments of the customer prepayments at any time). Management began to increase headcount and proceeded with additional development and production activities for the car and solar technology, which increased the rate at which available cash is being expended. Additionally, the change in contract manufacturer caused the planned start of serial production to be postponed from the first half of 2023 to the second half of 2023 and the cost estimates for pre-production activities have increased. On July 26, 2022 Sono Motors presented to the public the 3rd generation of prototypes of its solar electric vehicle (SEV), the Sion, in its production design, internally referred to as SVC3. Currently, Sono’s management expects to continue incurring costs as they finish production of additional SVC3 units that will be used for testing and validation procedures.

Sono Group’s financing plan shows substantial financing needs, including increased needs due to the change in the contract manufacturer, planned cost increases, additional technical and regulatory requirements, and changes in suppliers in addition to the current economic environment of increasing prices, resulting in significantly higher financing requirements needed to reach the start of serial production in the second half of 2023. Based on numerous risks and uncertainties, Sono Group cannot predict with certainty the total costs to be incurred prior to the commencement of production.

Sono Group’s forecasted cash required to fund investments and operations (excluding future financing plans and counter measures to be taken by management) indicates that the Group does not currently have sufficient funds to fund its operations as currently planned through the twelve-month period from the issuance date of these interim condensed consolidated financial statements. Consequently, the Group’s ability to continue as a going concern is largely dependent on its ability to raise additional funds in the near future through debt or equity transactions, additional advance payments, or other means, to finance investments and operations and ultimately, to achieve serial production of the Sion. Following the second public offering in May 2022, of a net amount of mEUR 39.3. Sono Group’s management still plans to raise additional capital of at least mEUR 122 (as per July 31, 2022) in 2022 through the issuance of new shares including through the existing committed equity facility signed with Berenberg on June 13, 2022. This committed equity facility provides Sono Group with the right, without obligation, to sell and issue up to $150 million of its ordinary shares (at a discount to the volume-weighted average price on the date a purchase notice is deemed delivered from the Group to Berenberg) over a period of 24 months to Berenberg at the sole discretion of Sono Group, subject to certain limitations and conditions set out in the respective agreement (including the filing and securing effectiveness of the registration statement) with one of the key limitations being the trading volume of Sono N.V.’s stock. In particular, the terms of the agreement limit the number of shares that Sono may decide to sell to Berenberg on any given day to 20% trading volume on such day. Further capital will be needed and is currently expected to be raised at a future date prior to commencement of production. In addition, the Group is exploring alternative methods of obtaining financing, including applying for subsidies and grants.

There is no certainty that Sono Group will be successful in obtaining sufficient funding through additional public offerings of equity, the committed equity facility, or through subsidies and grants. If the Group is unsuccessful in raising the planned capital, Sono Group’s management will be forced to undertake, and is committed to undertaking, substantial short-term cost-cutting measures in order to maintain minimum liquidity of the Company within the twelve-month period from the issuance date of these interim condensed consolidated financial statements in order to gain additional time for raising sufficient funds for the start of production. Risks and uncertainties related to the supply chain, negative cost development, disruption in our suppliers, technical challenges (e.g. homologation certification, changes in construction), the ongoing corona pandemic – especially in China – and the war in Ukraine may further negatively affect the Group’s business, its ability to reach serial production of the car, liquidity and financial position going forward.

As discussed above, Sono Group will need to raise substantial additional capital to reach serial production of the car and to finance its future operations, which is not assured, and management has consequently concluded that there is substantial doubt about its ability to continue as a going concern. The interim condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

4.2	Corona Pandemic

In 2020, COVID-19 caused a global pandemic. At the end of the first half 2022, the pandemic was still present. In response to this pandemic, governments as well as private organizations implemented numerous measures seeking to contain the virus. These measures disrupted the manufacturing, delivery and overall supply chain of vehicle manufacturers and suppliers and led to a global decrease in vehicle sales. These measures have also led to a trend to work-from-home, which could result in a lower demand for cars in the future and negatively impact the Group’s sales and marketing activities. The pandemic may also affect the interest of Sono Group’s customers in their car-sharing and ride-pooling networks. Sono Group cannot yet foresee the full extent of COVID-19’s impact on its business and operations and such impact will depend on future developments of the outbreak, including new information concerning the global severity of and actions taken to contain the outbreak and any future mutations of the virus, which are highly uncertain and unpredictable. The virus could have a material impact on Sono Group’s ability to raise additional liquidity to the extent needed and capital management. Sono Group will continue to monitor the situation and the effects of this development on its liquidity and capital management. At the same time, Sono Group has taken actions to maintain operations and protect employees from infection. Since 2020, COVID-19 has had a slightly negative impact on orders and advance payments received from customers. Based on the most recent available information, COVID-19 might continue to have a negative effect on orders and advance payments received from customers in the course of 2022.

4.3	Russo-Ukrainian war

In February 2022, the Russian Army invaded Ukraine across a broad front. In response to this aggression, governments around the world have imposed severe sanctions against Russia. These sanctions disrupted the manufacturing, delivery and overall supply chain of vehicle manufacturers and suppliers. Sono Group cannot yet foresee the full extent of the sanctions’ impact on its business and operations and such impact will depend on future developments of the war, which is highly uncertain and unpredictable. The war could have a material impact on Sono Group’s results of operations, liquidity, and capital management. Sono Group will continue to monitor the situation and the effect of this development on its liquidity and capital management.